Retirement and Postretirement Benefits (Details 3) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Change in Projected Benefit Obligation due to Mortality Rate Assumption	$ 75.0
Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	4.21%
Future compensation assumption	3.09%
Discount rate	4.65%
Future compensation assumption	3.11%
Expected long-term return on plan assets	7.23%
2015	$ 75.6
Other Postretirement Benefit Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	4.05%
Discount rate	4.33%
Expected long-term return on plan assets	5.00%
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	$ 3.5
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	0.1
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	3.1
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	0.1
2015	$ 20.7
Defined Benefit Plan, Medical and Prescription Drug Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	7.00%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2023
Defined Benefit Plans, HMO Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	9.00%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2031
Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	32.00%
Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	54.00%
Risk Parity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	14.00%